Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000243961 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000243961 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243961 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243961 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000243961 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243961 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243961 [Member] | Unilever PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243961 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243961 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243961 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243961 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000243961 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000243961 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000243961 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243961 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243961 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000243961 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243961 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000243961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000243961 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000243961 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000243961 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000243961 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000243961 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000243960 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000243960 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243960 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243960 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000243960 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243960 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243960 [Member] | Unilever PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243960 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243960 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243960 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243960 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000243960 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000243960 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000243960 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243960 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243960 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000243960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243960 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000243960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000243960 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000243960 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000243960 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000243960 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000243960 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000220168 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220168 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220168 [Member] | UBS Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220168 [Member] | Brookfield Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220168 [Member] | Deutsche Telekom A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220168 [Member] | Teva Pharmaceutical Industries Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220168 [Member] | WuXi AppTec Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220168 [Member] | Haleon PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220168 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220168 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000220168 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220168 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000220168 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000220168 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000220168 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000220168 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220168 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220168 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000220168 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220168 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220168 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220168 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000220168 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220168 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000220168 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000220168 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220168 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000220168 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220168 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220168 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220168 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220168 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220168 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000220168 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220168 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220168 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220168 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000220168 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220168 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000220168 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220168 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220167 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220167 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220167 [Member] | UBS Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220167 [Member] | Brookfield Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220167 [Member] | Deutsche Telekom A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220167 [Member] | Teva Pharmaceutical Industries Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220167 [Member] | WuXi AppTec Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220167 [Member] | Haleon PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220167 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220167 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000220167 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220167 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000220167 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000220167 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000220167 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000220167 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220167 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220167 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000220167 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220167 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220167 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220167 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000220167 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220167 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000220167 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000220167 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220167 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000220167 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220167 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220167 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220167 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220167 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220167 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000220167 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220167 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220167 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220167 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000220167 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220167 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000220167 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220167 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238736 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000238736 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000238736 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238736 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000238736 [Member] | Eureka Forbes Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238736 [Member] | PB Fintech Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238736 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238736 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238736 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238736 [Member] | Coupang Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238736 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238736 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000238736 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238736 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238736 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000238736 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238736 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000238736 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238736 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000238736 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238736 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000238736 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000238736 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238736 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238736 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000238736 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238736 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000238736 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000238736 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000238736 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238736 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238736 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238736 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238736 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000238736 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000238736 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238735 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000238735 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000238735 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238735 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000238735 [Member] | Eureka Forbes Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238735 [Member] | PB Fintech Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238735 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238735 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238735 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238735 [Member] | Coupang Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238735 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238735 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000238735 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238735 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238735 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000238735 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238735 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000238735 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238735 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000238735 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238735 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000238735 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000238735 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238735 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238735 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000238735 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238735 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000238735 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000238735 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000238735 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238735 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238735 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238735 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238735 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000238735 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000238735 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000160892 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000160892 [Member] | Scout24 S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000160892 [Member] | Baltic Classifieds Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000160892 [Member] | AtkinsRealis Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000160892 [Member] | SOITEC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160892 [Member] | Docebo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160892 [Member] | Apotea Sverige A B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160892 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160892 [Member] | Trustpilot Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160892 [Member] | Definity Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160892 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160892 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000160892 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000160892 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000160892 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000160892 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000160892 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000160892 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000160892 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000160892 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000160892 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000160892 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000160892 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000160892 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000160892 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000160892 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000160892 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000160892 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160892 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000160892 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160892 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160892 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000160892 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160892 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000160892 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160892 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160892 [Member] | BAHAMAS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000160892 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000160892 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000160892 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000160892 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000160892 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160892 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000160892 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160892 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218621 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000218621 [Member] | DiDi Global Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000218621 [Member] | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000218621 [Member] | Prosus N V ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000218621 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218621 [Member] | FIT Hon Teng Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218621 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000218621 [Member] | Trip com Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218621 [Member] | Shenzhen Mindray Bio Medical Electronics Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218621 [Member] | Kweichow Moutai Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218621 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000218621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218621 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000218621 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000218621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000218621 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000218621 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218621 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000218621 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000218621 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000218621 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218621 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104483 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104483 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000104483 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000104483 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000104483 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104483 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104483 [Member] | Ferrari N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000104483 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104483 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104483 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104483 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000104483 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000104483 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000104483 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000104483 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000104483 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000104483 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000104483 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000104483 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000104483 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000104483 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000104483 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000104483 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000104483 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000104483 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000104483 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000104483 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000104483 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104483 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000104483 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104483 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000104483 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000104483 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104483 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000104483 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000104483 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000104483 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000104483 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000104483 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000101539 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101539 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000101539 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000101539 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000101539 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000101539 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000101539 [Member] | Ferrari N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101539 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000101539 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000101539 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101539 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000101539 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000101539 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000101539 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000101539 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000101539 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000101539 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101539 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000101539 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101539 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101539 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000101539 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000101539 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000101539 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101539 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000101539 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101539 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000101539 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000101539 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000101539 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000101539 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000101539 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000101539 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000101539 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000101539 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101539 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000101539 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000101539 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000127812 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000127812 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000127812 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127812 [Member] | PB Fintech Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127812 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127812 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127812 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000127812 [Member] | DiDi Global Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127812 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127812 [Member] | Grab Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127812 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127812 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000127812 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127812 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127812 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000127812 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000127812 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000127812 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127812 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000127812 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127812 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000127812 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000127812 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127812 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000127812 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127812 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127812 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000127812 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000127812 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000127812 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127812 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127812 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127812 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127812 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000127812 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000127812 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127812 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127811 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000127811 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000127811 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127811 [Member] | PB Fintech Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127811 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127811 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127811 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000127811 [Member] | DiDi Global Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127811 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127811 [Member] | Grab Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127811 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000127811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127811 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127811 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000127811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000127811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000127811 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000127811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127811 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000127811 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000127811 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127811 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000127811 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127811 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127811 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000127811 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000127811 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000127811 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127811 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127811 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127811 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127811 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000127811 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000127811 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127811 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215233 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000215233 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000215233 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215233 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215233 [Member] | Addus HomeCare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000215233 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215233 [Member] | ICU Medical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215233 [Member] | Wyndham Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215233 [Member] | Verra Mobility Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215233 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215233 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000215233 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000215233 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215233 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000215233 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000215233 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000215233 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215233 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000215233 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000215233 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000215233 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000215233 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215234 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000215234 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000215234 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215234 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215234 [Member] | Addus HomeCare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000215234 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215234 [Member] | ICU Medical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215234 [Member] | Wyndham Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215234 [Member] | Verra Mobility Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215234 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215234 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000215234 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000215234 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215234 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000215234 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000215234 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000215234 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215234 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000215234 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000215234 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000215234 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000215234 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218622 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000218622 [Member] | DiDi Global Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000218622 [Member] | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000218622 [Member] | Prosus N V ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000218622 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218622 [Member] | FIT Hon Teng Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218622 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000218622 [Member] | Trip com Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218622 [Member] | Shenzhen Mindray Bio Medical Electronics Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218622 [Member] | Kweichow Moutai Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218622 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000218622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218622 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000218622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000218622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000218622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000218622 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218622 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000218622 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000218622 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000218622 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218622 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237216 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237216 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237216 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237216 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237216 [Member] | Wyndham Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237216 [Member] | Masco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237216 [Member] | Zebra Technologies Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237216 [Member] | MKS Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237216 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237216 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237216 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000237216 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000237216 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237216 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000237216 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237216 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000237216 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000237216 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000237216 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000237216 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000237216 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000237215 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237215 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237215 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237215 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237215 [Member] | Wyndham Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237215 [Member] | Masco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237215 [Member] | Zebra Technologies Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237215 [Member] | MKS Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237215 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237215 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237215 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000237215 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000237215 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237215 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000237215 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237215 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000237215 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000237215 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000237215 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000237215 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000237215 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000255791 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000255791 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000255791 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000255791 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000255791 [Member] | Wyndham Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255791 [Member] | Masco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255791 [Member] | Zebra Technologies Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255791 [Member] | MKS Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255791 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255791 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000255791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000255791 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000255791 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000255791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000255791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000255791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000255791 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000255791 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000255791 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000255791 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000215236 [Member] | Mercury Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215236 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215236 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215236 [Member] | Primerica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215236 [Member] | Five9 Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215236 [Member] | Western Alliance Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215236 [Member] | BILL Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215236 [Member] | Planet Fitness Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215236 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215236 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215236 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000215236 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000215236 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215236 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000215236 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215236 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000215236 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000215236 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000215236 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215236 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000215236 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000215236 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215235 [Member] | Mercury Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215235 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215235 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215235 [Member] | Primerica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215235 [Member] | Five9 Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215235 [Member] | Western Alliance Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215235 [Member] | BILL Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215235 [Member] | Planet Fitness Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215235 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215235 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215235 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000215235 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000215235 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215235 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000215235 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215235 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000215235 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000215235 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000215235 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215235 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000215235 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000215235 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225976 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225976 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225976 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225976 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225976 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225976 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225976 [Member] | Viking Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225976 [Member] | Wix com Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225976 [Member] | Monday com Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225976 [Member] | UCB S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225976 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225976 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000225976 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000225976 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000225976 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000225976 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000225976 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225976 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000225976 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225976 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225976 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000225976 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225976 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000225976 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000225976 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225976 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000225976 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000225976 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225976 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000225976 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000225976 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000225976 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225976 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000225976 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225976 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225976 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225976 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225976 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225976 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225976 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225976 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225976 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225976 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225976 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225977 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225977 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225977 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225977 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225977 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225977 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225977 [Member] | Viking Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225977 [Member] | Wix com Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225977 [Member] | Monday com Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225977 [Member] | UCB S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225977 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225977 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000225977 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000225977 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000225977 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000225977 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000225977 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225977 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000225977 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225977 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225977 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000225977 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225977 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000225977 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000225977 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225977 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000225977 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000225977 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225977 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000225977 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000225977 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000225977 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225977 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000225977 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225977 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225977 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225977 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225977 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225977 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225977 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225977 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225977 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225977 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225977 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.80%